Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value

GAAP established a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy categorizes the inputs into three levels with the highest priority given to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority given to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Level 1 primarily consists of financial instruments such as exchange-traded derivatives and listed equities. Equity securities that are also classified as cash equivalents are considered Level 1 if there are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. Instruments in this category include non-exchange-traded derivatives such as over-the-counter forwards and options.

Level 3 - Pricing inputs include significant inputs that have little or no observability as of the reporting date. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. If a fair value measurement relies on inputs from different levels of the hierarchy, the entire measurement must be placed based on the lowest level input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy. The Company primarily determines fair value measurements classified as Level 2 or Level 3 using a combination of the income and market valuation approaches. The process of determining the fair values is the responsibility of the derivative accounting department which reports to the Controller and Principal Accounting Officer. On a daily basis, the Company obtains quoted forward prices for the electric and natural gas market from an independent external pricing service. These forward price quotes are used in addition to other various inputs to determine the reported fair value. Some of the inputs, which are not significant, include the credit standing of the counterparties involved and the impact of credit enhancements (such as cash deposits, letters of credit and priority interests), assumptions for time value, and also the impact of the Company's nonperformance risk of its liabilities. For interest rate swaps, the Company obtains monthly mark-to-market values from an independent external pricing service for LIBOR forward rates, which is a significant input. Some of the inputs of the interest rate swap valuations, which are not significant, include the credit standing of the counterparties, assumptions for time value and the impact of the Company's nonperformance risk of its liabilities. Cash equivalents and restricted cash classified as Level 2 fair value instruments consist of special money market funds and premium checking accounts. The Company valued Level 2 cash equivalents and restricted cash using the market approach based on the fair value of underlying investments at reporting date.
The Company considers its electric, natural gas and interest rate swap contracts as Level 2 derivative instruments as such contracts are commonly traded as over-the-counter forwards with indirectly observable price quotes. However, certain energy derivative instruments are classified as Level 3 in the fair value hierarchy since Level 3 inputs are significant to the fair value measurement. Management's assessment was based on the trading activity in real-time and forward electric and natural gas markets. Each quarter, the Company confirms the validity of pricing service quoted prices (e.g., Level 2 in the fair value hierarchy) used to value commodity contracts with the actual prices of commodity contracts entered into during the most recent quarter.

Assets and Liabilities with Estimated Fair Value

The following table presents the fair value hierarchy by level, the carrying value for cash, cash equivalents, restricted cash, notes receivable and short-term debt. The carrying values below are representative of fair values due to the short-term nature of these financial instruments.

Puget Energy	Carrying / Fair Value At June 30, 2012				Carrying / Fair Value At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash and Cash Equivalents	$1,314	$14,819	$—	$16,133	$14,809	$22,426	$—	$37,235
Restricted Cash	1,174	2,370	—	3,544	2,043	2,140	—	4,183
Notes Receivable and Other	—	65,883	—	65,883	—	73,031	—	73,031
Total assets	$2,488	$83,072	$—	$85,560	$16,852	$97,597	$—	$114,449
Liabilities:
Short Term Debt	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000
Total liabilities	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000

Puget Sound Energy	Carrying / Fair Value At June 30, 2012				Carrying / Fair Value At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash and Cash Equivalents	$200	$14,430	$—	$14,630	$9,200	$21,810	$—	$31,010
Restricted Cash	1,174	2,370	—	3,544	2,043	2,140	—	4,183
Notes Receivable and Other	—	65,883	—	65,883	—	73,031		73,031
Total assets	$1,374	$82,683	$—	$84,057	$11,243	$96,981	$—	$108,224
Liabilities:
Short Term Debt	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000
Short Term Debt owed to parent	—	29,998	—	29,998	—	29,998	—	29,998
Total liabilities	$—	$67,998	$—	$67,998	$—	$54,998	$—	$54,998

The fair value of the junior subordinated and long-term notes were estimated using the discounted cash flow method with U.S. Treasury yields and Company credit spreads as inputs, interpolating to the maturity date of each issue. Carrying values and estimated fair values were as follows:

Puget Energy		June 30, 2012		December 31, 2011
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$252,313	$250,000	$248,583
Long-term debt (fixed-rate), net of discount	2	4,653,633	6,077,979	4,197,511	5,503,571
Long-term debt (variable-rate), net of discount	2	434,000	434,000	829,856	856,978
Total		$5,337,633	$6,764,292	$5,277,367	$6,609,132

Puget Sound Energy		June 30, 2012		December 31, 2011
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$252,313	$250,000	$248,583
Long-term debt (fixed-rate), net of discount	2	3,523,846	4,606,220	3,523,845	4,499,295
Total		$3,773,846	$4,858,533	$3,773,845	$4,747,878

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the Company's financial assets and liabilities by level, within the fair value hierarchy, that were accounted for at fair value on a recurring basis and the reconciliation of the changes in the fair value of Level 3 derivatives in the fair value hierarchy. The Company did not have any transfers between Level 2 and Level 1 during the three and six months ended June 30, 2012 and 2011.

Puget Energy	Fair Value				Fair Value
	At June 30, 2012				At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$—	$4,116	$9,438	$13,554	$—	$2,340	$8,380	$10,720
Natural gas derivative instruments	—	3,375	6,025	9,400	—	—	6,011	6,011
Total derivative assets	$—	$7,491	$15,463	$22,954	$—	$2,340	$14,391	$16,731
Liabilities:
Electric derivative instruments	$—	$120,190	$89,891	$210,081	$—	$165,643	$98,691	$264,334
Natural gas derivative instruments	—	151,383	8,844	160,227	—	195,852	11,052	206,904
Interest rate derivative instruments	—	20,147	—	20,147	—	52,409	—	52,409
Total derivative liabilities	$—	$291,720	$98,735	$390,455	$—	$413,904	$109,743	$523,647

Puget Sound Energy	Fair Value				Fair Value
	At June 30, 2012				At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$—	$4,116	$9,438	$13,554	$—	$2,340	$8,380	$10,720
Natural gas derivative instruments	—	3,375	6,025	9,400	—	—	6,011	6,011
Total assets	$—	$7,491	$15,463	$22,954	$—	$2,340	$14,391	$16,731
Liabilities:
Electric derivative instruments	$—	$120,190	$89,891	$210,081	$—	$165,643	$98,691	$264,334
Natural gas derivative instruments	—	151,383	8,844	160,227	—	195,852	11,052	206,904
Total liabilities	$—	$271,573	$98,735	$370,308	$—	$361,495	$109,743	$471,238

Puget Energy and Puget Sound Energy	Three Months Ended June 30,
Level 3 Roll-Forward Net (Liability)	2012			2011
(Dollars in Thousands)	Electric	Gas	Total	Electric	Gas	Total
Balance at beginning of period	$(107,364)	$(3,167)	$(110,531)	$(89,758)	$(1,785)	$(91,543)
Changes during period
Realized and unrealized energy derivatives:
Included in earnings [1]	5,077	—	5,077	(4,244)	—	(4,244)
Included in regulatory assets / liabilities	—	(4)	(4)	—	1,860	1,860
Settlements [3]	14,372	324	14,696	8,234	(1,127)	7,107
Transferred into Level 3	(38,674)	(297)	(38,971)	—	363	363
Transferred out of Level 3	46,136	325	46,461	4,475	445	4,920
Balance at end of period	$(80,453)	$(2,819)	$(83,272)	$(81,293)	$(244)	$(81,537)

Puget Energy and Puget Sound Energy	Six Months Ended June 30,
Level 3 Roll-Forward Net (Liability)	2012			2011
(Dollars in Thousands)	Electric	Gas	Total	Electric	Gas	Total
Balance at beginning of period	$(90,311)	$(5,041)	$(95,352)	$(87,436)	$(3,859)	$(91,295)
Changes during period:
Realized and unrealized energy derivatives:
Included in earnings [2]	(16,870)	—	(16,870)	(19,951)	—	(19,951)
Included in regulatory assets / liabilities	—	(1,287)	(1,287)	—	2,979	2,979
Settlements [3]	35,415	105	35,520	19,139	(1,592)	17,547
Transferred into Level 3	(55,548)	(297)	(55,845)	—	363	363
Transferred out of Level 3	46,861	3,701	50,562	6,955	1,865	8,820
Balance at end of period	$(80,453)	$(2,819)	$(83,272)	$(81,293)	$(244)	$(81,537)
__________

[1]
Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $6.2 million and $(5.0) million for the three months ended June 30, 2012 and 2011, respectively.

[2]
Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(12.8) million and $(17.5) million for the six months ended June 30, 2012 and 2011, respectively.

[3]	The Company had no purchases, sales or issuances during the reported periods.

Realized gains and losses on energy derivatives for Level 3 recurring items are included in energy costs in the Company's consolidated statements of income under purchased electricity, electric generation fuel or purchased natural gas when settled. Unrealized gains and losses on energy derivatives for Level 3 recurring items are included in net unrealized (gain) loss on derivative instruments in the Company's consolidated statements of income.
In order to determine which assets and liabilities are classified as Level 3, the Company receives market data from its independent external pricing service defining the tenor of observable market quotes. To the extent any of the Company's commodity contracts extend beyond what is considered observable as defined by its independent pricing service, the contracts are classified as Level 3. The actual tenor of what the independent pricing service defines as observable is subject to change depending on market conditions. Therefore, as the market changes, the same contract may be designated Level 3 one month and Level 2 the next, and vice versa. The changes of fair value classification into or out of Level 3 are recognized each month, and reported in the Level 3 Roll-forward table above. The Company does periodically transact at locations, or market price points, that are illiquid or for which no prices are available from the independent pricing service. In such circumstances the Company uses a more liquid price point and performs a 15-month regression against the illiquid locations to serve as a proxy for market prices. Such transactions are classified as Level 3. The Company does not use internally developed models to make adjustments to significant unobservable pricing inputs. The only significant unobservable input into the fair value measurement of the Company's Level 3 assets and liabilities is the forward price for electric and natural gas contracts. Below are the forward price ranges for the Company's purchased commodity contracts, as of June 30, 2012:

(Dollars in Thousands)
	Fair Value				Range
Derivative Instrument	Assets [1]	Liabilities [1]	Valuation Technique	Unobservable Input	Low	High	Weighted Average
Electric	$9,438	$89,891	Discounted cash flow	Power Prices	$6.11 per MWh	$46.86 per MWh	$29.93 per MWh
Natural gas	$6,025	$8,844	Discounted cash flow	Natural Gas Prices	$1.77 per MMBtu	$4.79 per MMBtu	$3.88 per MMBtu
__________

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.

The significant unobservable inputs listed above would have a direct impact on the fair values of the above instruments if they were adjusted. Consequently significant increases or decreases in the forward prices of electricity or natural gas in isolation would result in a significantly higher or lower fair value for Level 3 assets and liabilities. Generally, interrelationships exist between market prices of natural gas and power. As such, an increase in natural gas pricing would potentially have a similar impact on forward power markets. At June 30, 2012, a hypothetical 10% increase or decrease in market prices of natural gas and electricity would change the fair value of the Company's derivative portfolio, classified as Level 3 within the fair value hierarchy, by $18.7 million.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

At the time of merger, Puget Energy recorded the fair value of its intangible assets in accordance with ASC 360, “Property, Plant, and Equipment,” (ASC 360). The fair value assigned to the power contracts was determined using an income approach comparing the contract rate to the market rate for power over the remaining period of the contracts incorporating nonperformance risk. Management also incorporated certain assumptions related to quantities and market presentation that it believes market participants would make in the valuation. The fair value of the power contracts is amortized as the contracts settle. ASC 360 requires long-lived assets to be tested for impairment on an on-going basis, whenever events or circumstances would more likely than not reduce the fair value of the long-lived assets below its carrying value. One such triggering event is a significant decrease in market price.
Due to decreasing forward wholesale market prices at March 31, 2012, Puget Energy completed a valuation and impairment test for long-term power purchase contracts, and the valuation indicated impairment to one of the purchased power contracts. As of March 31, 2012, the carrying value for the intangible asset contract was $113.3 million and its fair value on a discounted basis was determined to be $96.7 million, thereby requiring a $16.6 million write-off of the intangible asset with a corresponding reduction in the regulatory liability.
The valuation was measured using the income approach. Significant inputs included forward electricity prices and power contract pricing which provided future net cash flow estimates which are classified as Level 3 within the fair value hierarchy. An insignificant input is the discount rate reflective of PSE's cost of capital used in the valuation. Below are the quarterly significant unobservable inputs used in estimating the long-term power purchase contracts' fair value of $513.6 million during the period ended March 31, 2012:

Valuation Technique	Unobservable Input	Low	High	Weighted Average
Discounted cash flow	Power prices	$10.36 per MWh	$49.78 per MWh	$34.98 per MWh
Discounted cash flow	Power contract costs (in thousands)	$3,185 per qtr	$5,030 per qtr	$4,663 per qtr

Fair Value Measurements

ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).  The three levels of the fair value hierarchy defined by ASC 820 are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date.  Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.  Level 1 primarily consists of financial instruments such as exchange-traded derivatives and listed equities.  Equity securities that are also classified as cash equivalents are considered Level 1 if there are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.  Level 2 includes those financial instruments that are valued using models or other valuation methodologies.  These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures.  Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.  Instruments in this category include non-exchange-traded derivatives such as over-the-counter forwards and options.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources.  These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.  Level 3 instruments include those that may be more structured or otherwise tailored to customers’ needs.  At each balance sheet date, the Company performs an analysis of all instruments subject to ASC 820 and includes in Level 3 all of those instruments whose fair value is based on significant unobservable inputs.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  If a fair value measurement relies on inputs from different levels of the hierarchy, the entire measurement must be placed based on the lowest level input that is significant to the fair value measurement.  The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.  On a daily basis, the Company obtains quoted forward prices for the electric and natural gas market from an independent external pricing service.  Those forward price quotes are then used in addition to other various inputs to determine the reported fair value.  Some of the inputs include the credit standing of the counterparties involved and the impact of credit enhancements (such as cash deposits, letters of credit and priority interests), assumptions for time value and also the impact of the Company’s nonperformance risk on its liabilities.
As of December 31, 2011, the Company considered the markets for its electric and natural gas Level 2 derivative instruments to be actively traded.  Management’s assessment is based on the trading activity volume in real-time and forward electric and natural gas markets.  The Company regularly confirms the validity of pricing service quoted prices (e.g. Level 2 in the fair value hierarchy) used to value commodity contracts to the actual prices of commodity contracts entered into during the most recent quarter.
The following tables set forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and the reconciliation of the changes in the fair value of derivatives classified as Level 3 in the fair value hierarchy as of December 31, 2011 and 2010:

Puget Energy	Fair Value Measurement				Fair Value Measurement
	At December 31, 2011				At December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$14,809	$1,958	$—	$16,767	$15,184	$5,450	$—	$20,634
Restricted cash	2,043	735	—	2,778	3,246	—	—	3,246
Electric derivative instruments	—	2,340	8,380	10,720	—	1,874	7,888	9,762
Gas derivative instruments	—	—	6,011	6,011	—	1,487	4,484	5,971
Interest rate derivative instruments	—	—	—	—	—	—	—	—
Total assets	$16,852	$5,033	$14,391	$36,276	$18,430	$8,811	$12,372	$39,613
Liabilities:
Electric derivative instruments	$—	$165,643	$98,691	$264,334	$—	$147,257	$95,324	$242,581
Gas derivative instruments	—	195,852	11,052	206,904	—	147,308	8,343	155,651
Interest rate derivative instruments	—	52,409	—	52,409	—	58,003	—	58,003
Total liabilities	$—	$413,904	$109,743	$523,647	$—	$352,568	$103,667	$456,235

	Successor				Predecessor
Puget Energy Level 3 Roll-Forward Net (Liability) (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009		January 1, 2009 - February 5, 2009
Balance at beginning of period	$(91,295)	$(100,333)	$(185,813)	1	$(132,256)
Changes during period:
Realized and unrealized energy derivatives
- included in earnings	(56,499)	(112,180)	(14,832)		(627)
- included in other comprehensive income	—	—	(17,429)		(14,821)
- included in regulatory assets/liabilities	(250)	(2,665)	(4,345)		(1,410)
Settlements [2]	37,482	29,832	26,374		2,154
Transferred into Level 3	(306)	225	(8,611)		—
Transferred out of Level 3	15,516	93,826	104,323		8,560
Balance at end of period	$(95,352)	$(91,295)	$(100,333)		$(138,400)
_________________

1.	The beginning balance for the Successor period was adjusted to reflect the impact of certain fair value adjustments from the merger transaction.

2.	There were no purchases or issuances for 2011 or prior years.

Puget Sound Energy	Fair Value measurement				Fair Value Measurement
	At December 31, 2011				At December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$9,200	$1,958	$—	$11,158	$15,184	$5,450	$—	$20,634
Restricted cash	2,043	735	—	2,778	3,246	—	—	3,246
Electric derivative instruments	—	2,340	8,380	10,720	—	1,874	7,888	9,762
Gas derivative instruments	—	—	6,011	6,011	—	1,487	4,484	5,971
Total assets	$11,243	$5,033	$14,391	$30,667	$18,430	$8,811	$12,372	$39,613
Liabilities:
Electric derivative instruments	$—	$165,643	$98,691	$264,334	$—	$147,257	$95,324	$242,581
Gas derivative instruments	—	195,852	11,052	206,904	—	147,308	8,343	155,651
Total liabilities	$—	$361,495	$109,743	$471,238	$—	$294,565	$103,667	$398,232

Puget Sound Energy Level 3 Roll-Forward Net (Liability)	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Balance at beginning of period	$(91,295)	$(100,333)	$(132,256)
Changes during period:
Realized and unrealized energy derivatives
- included in earnings	(56,499)	(112,180)	(776)
- included in other comprehensive income	—	—	(38,047)
- included in regulatory assets/liabilities	(250)	(2,665)	(7,824)
Settlements [1]	37,482	29,832	28,779
Transferred into Level 3	(306)	225	(6,778)
Transferred out of Level 3	15,516	93,826	56,569
Balance at end of period	$(95,352)	$(91,295)	$(100,333)
_________________

1.	There were no purchases or issuances for 2011 or prior years.

Realized gains and losses on energy derivatives for Level 3 recurring items are included in energy costs in the Company’s consolidated statements of income under purchased electricity, electric generation fuel or purchased natural gas when settled.
Unrealized gains and losses on energy derivatives for Level 3 recurring items are included in the net unrealized (gain) loss on derivative instruments section in the Company’s consolidated statements of income.
Certain energy derivative instruments are classified as Level 3 in the fair value hierarchy because Level 3 inputs are significant to their fair value measurement.  Energy derivatives transferred out of Level 3 represent existing assets or liabilities that were classified as Level 3 at the start of the reporting period for which the lowest significant input became observable during the current reporting period and were transferred into Level 2.  Conversely, energy derivatives transferred into Level 3 from Level 2 represent scenarios in which the lowest significant input became unobservable during the current reporting period.  The Company had no transfers between Level 2 and Level 1 during the year ended December 31, 2011, 2010 or 2009.